Schedule of maturity analysis (Details) - Alps Global Holding Berhad [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total minimum lease payments	$ 531,492	$ 529,726
Less: Unearned interest	(31,184)	(28,191)
Present value of lease liabilities	500,308	501,535
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	329,071	350,528
Present value of lease liabilities	329,071	350,528
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	$ 202,421	$ 179,198